INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 16,386	$ 14,999
Accumulated amortization	(14,458)	(14,143)
Net carrying value	1,928	856
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	3,086	3,151
Accumulated amortization	(2,811)	(2,308)
Net carrying value	275	843
Order Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	11,605	11,848
Accumulated amortization	(11,605)	(11,835)
Net carrying value	0	13
Intellectual Property [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	1,695	0
Accumulated amortization	(42)	0
Net carrying value	$ 1,653	$ 0